--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------
T. ROWE PRICE

                                PERSONAL STRATEGY
                                BALANCED FUND

                                -----------------
                                NOVEMBER 30, 2000
                                -----------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                   6 Months      Year
                                      Ended     Ended
                                   11/30/00   5/31/00   5/31/99    5/31/98   5/31/97   5/31/96
NET ASSET VALUE
Beginning of period                $  16.20  $  16.20  $  15.88  $   14.07  $  12.68  $  11.15
Investment activities
   Net investment
   income (loss)                       0.25      0.50      0.46       0.46*     0.42*     0.41*
   Net realized and
   unrealized gain (loss)             (0.06)     0.39      0.81       2.15      1.69      1.56
   Total from
   investment activities               0.19      0.89      1.27       2.61      2.11      1.97
Distributions
   Net investment income              (0.25)    (0.49)    (0.46)     (0.45)    (0.40)    (0.37)
   Net realized gain                      -     (0.40)    (0.49)     (0.35)    (0.32)    (0.07)
   Total distributions                (0.25)    (0.89)    (0.95)     (0.80)    (0.72)    (0.44)
NET ASSET VALUE
End of period                      $  16.14  $  16.20  $  16.20  $   15.88  $  14.07  $  12.68
                                   ===========================================================

Ratios/Supplemental Data
Total return++                         1.15%     5.68%     8.37%    19.15%*   17.21%*   17.97%*
Ratio of total expenses to
average net assets                     0.97%+    0.98%     1.00%     1.05%*    1.05%*    1.05%*
Ratio of net investment
income (loss) to average
net assets                            3.00%+     3.05%     3.01%     3.09%*    3.20%*    3.44%*
Portfolio turnover rate               50.4%+     48.2%     34.3%     41.5%     54.0%     47.7%
Net assets, end of period
(in thousands)                     $626,902  $611,856  $529,691  $328,356  $205,883  $116,826

++ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
+  Annualized

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

-------------------------
PORTFOLIO OF  INVESTMENTS                               Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
COMMON  STOCKS   57.3%

FINANCIAL  10.6%
Bank and Trust 4.1%
Abbey National                                              69,300    $    1,093
ABN Amro Holding (EUR)                                      19,200           402
Allied Irish Banks (EUR)                                    31,900           346
Australia & New Zealand Banking Group (AUD)                 34,500           273
Australia & New Zealand Banking Group ADR                    6,400           250
Banca Commerciale Italiana (EUR)                            72,100           450
Banca Intesa (EUR)                                         105,500           460
Banca Popolare di Milano (EUR)                              16,800           108
Banco Bradesco ADR                                          42,400           294
Banco de Bilbao Vizcaya Argentaria ADR                      58,600           776
Banco Frances del Rio de la Plata ADR                       20,604           399
Banco Santiago ADR                                          26,200           524
Bank of America                                             40,500         1,617
Bank of New York                                            27,800         1,534
Bank One                                                    44,700         1,601
Bankgesellschaft Berlin (EUR)                               14,100           187
Barclays Group                                              30,355           853
BNP Paribas (EUR)                                            3,000           232
Charter One Financial                                        5,277           127
Chase Manhattan                                             25,650           946
Chittenden                                                  17,800           478
Citizens Banking                                            11,300           266
Commonwealth Bank of Australia                              31,100           519
Downey Financial                                            18,200           828
Dresdner Bank (EUR)                                         22,200           820
DSB Group Holdings                                          36,028           409
First Bell Bancorp                                             600             8
First Mariner Bancorp                                        1,500             7
Firstar                                                     11,100           215
Frankfort First Bancorp                                      1,000            13
Glacier Bancorp                                             11,089           131
KBC Bancassurance Holding                                    5,700           223
Marshall & Ilsley                                              900            38

3
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--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Mellon Financial                                            70,600  $      3,309
Overseas Chinese Bank                                       49,750           335
Societe Generale (EUR)                                       2,408           130
Southwest Bancorp *                                         15,900           566
State Street                                                 8,900         1,148
Sumitomo Bank                                               81,000           807
Summit Bancorp                                               3,300           123
Svenska Handelsbanken (Series A)                            31,000           494
UniCredito Italiano (EUR)                                  105,100           525
Valley National Bancorp                                     15,400           449
Wells Fargo                                                 25,100         1,191
Westamerica                                                 12,600           429
                                                                    ------------
                                                                          25,933
                                                                    ------------
Insurance 2.8%
ACE Limited                                                 30,700         1,213
Aegon (EUR)                                                 10,200           420
American General                                            17,100         1,281
American International Group                                 5,889           571
AMP Limited                                                 17,500           173
Brown and Brown                                             16,300           515
Harleysville Group                                           3,400            84
Hartford Financial Services Group                            2,800           198
Istituto Nazionale delle Assicurazioni (EUR) *             106,560           305
London Pacific Group ADR                                    13,700           159
Marsh & McLennan                                            10,000         1,151
PartnerRe Holdings                                          10,400           549
Selective Insurance                                          3,300            66
St. Paul                                                    50,500         2,531
Sumitomo Marine & Fire Insurance                           152,000         1,018
Swiss Re                                                       355           790
UNUMProvident                                              109,400         2,954
W. R. Berkley                                                5,400           194
XL Capital (Class A)                                        40,600         3,240
                                                                    ------------
                                                                          17,412
                                                                    ------------
Financial Services 3.7%
American Express                                            40,200         2,209
Amvescap                                                    29,800           477
Associates First Capital (Class A)                          14,700           519

4
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

AXA (EUR)                                                    4,000  $        560
Banacci                                                    580,800           799
Capital One Financial                                       15,600           871
Charles Schwab                                               8,750           242
Citigroup                                                   66,897         3,332
Credit Lyonnais (EUR)                                        3,800           129
Delta Financial *                                            9,900             3
Fannie Mae                                                  66,800         5,277
Financial Federal *                                          4,700           109
Freddie Mac                                                 50,300         3,040
GIMV (EUR)                                                   4,000           158
Goldman Sachs Group                                          3,000           246
HSBC Holdings (GBP)                                         97,345         1,284
ING Groep (EUR)                                             12,584           906
ITLA Capital *                                               6,400            94
Morgan Stanley Dean Witter                                  10,600           672
Nomura Securities                                           27,000           567
Pearson                                                     18,000           399
Providian Financial                                          8,400           756
Stilwell Financial                                          16,400           533
                                                                    ------------
                                                                          23,182
                                                                    ------------
Total Financial                                                           66,527
                                                                    ------------

UTILITIES 4.0%
Telephone 2.4%
AT&T                                                        27,024           530
AT&T Liberty Media (Class A) *                              27,300           370
BellSouth                                                   23,400           979
British Telecom ADR                                          4,800           413
KPN (EUR)                                                    8,458           114
Nextel Communications (Class A) *                           13,400           416
Nippon Telegraph & Telephone                                   150         1,292
Portugal Telecom (EUR)                                       9,200            75
Rural Cellular (Class A) *                                   2,000            72
SBC Communications                                          42,800         2,351
Sprint                                                      33,700           775
Sprint PCS *                                                 7,500           170

5
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--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Swisscom                                                       789  $        189
Tele Danmark                                                 1,500            60
Telebras ADR                                                 9,400           542
Telecom Corp. of New Zealand (NZD)                          34,000            80
Telecom Corp. of New Zealand ADR                             9,100           167
Telecom Italia (EUR)                                        62,375           721
Telecom Italia Mobile (EUR)                                112,200           886
Telefonica ADR *                                            16,892           799
Telefonos de Mexico (Telmex) (Class L) ADR                  29,200         1,369
Telekom Malaysia (MYR)                                         100             0
Vodafone PLC                                                62,750         2,149
Western Wireless *                                           3,400           135
WorldCom *                                                   5,473            82
XO Communications *                                          6,800           101
                                                                    ------------
                                                                          14,837
                                                                    ------------
Electric Utilities 1.5%
Cleco                                                       15,900           744
E.On (EUR)                                                  12,880           728
Electrobras                                                 31,100           258
Empresa Nacional de Electricidad Chile ADR                  41,957           422
Exelon                                                      38,750         2,567
FirstEnergy                                                 37,317         1,101
GPU                                                         11,100           391
Hong Kong Electric Holdings                                 71,000           245
Iberdrola (EUR)                                             56,000           670
National Grid Group                                         19,400           170
Powergen                                                    23,100           190
Sony                                                        10,000           754
TXU                                                         24,800           990
Unisource Energy                                             2,200            32
                                                                    ------------
                                                                           9,262
                                                                    ------------
Water Utilities 0.1%
Suez Lyonnaise des Eaux (EUR)                                5,100           864
                                                                    ------------
                                                                             864
                                                                    ------------
Total Utilities                                                           24,963
                                                                    ------------

6
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

CONSUMER NONDURABLES 11.1%

Cosmetics 0.5%
Chattem *                                                    6,400  $         31
Gillette                                                    41,700         1,413
International Flavors & Fragrances                          82,300         1,538
Kao                                                         14,000           429
                                                                    ------------
                                                                           3,411
                                                                    ------------
Beverages 0.9%
Anheuser-Busch                                              47,300         2,244
Coca-Cola                                                   19,000         1,190
Diageo ADR                                                  11,275           471
Femsa UBD, Units
   (Represents 1 Series B and 4 Series D shares)           108,500           373
LVMH (EUR)                                                   2,840           188
PepsiCo                                                     24,400         1,107
                                                                    ------------
                                                                           5,573
                                                                    ------------
Food Processing 1.7%
American Italian Pasta *                                     6,600           150
Associated British Foods                                    78,800           542
Cadbury Schweppes                                           27,200           189
Cadbury Schweppes ADR                                        6,200           177
Campbell                                                    48,900         1,632
Carrefour (EUR)                                             13,800           831
Casino Guich-Perrachon (EUR)                                 2,100           202
Danisco                                                      1,000            37
Eridania Beghin-Say (EUR)                                    2,400           240
G.I.B. Group (EUR)                                           5,300           221
General Mills                                               50,720         2,086
International Multifoods                                    18,000           348
Nestle                                                         371           805
Quaker Oats                                                  1,300           113
Ralston Purina                                              58,400         1,537
Sara Lee                                                    21,700           521
Seneca Foods (Class A) *                                     3,000            39
Seneca Foods (Class B) *                                       100             1
Unilever                                                    11,678           725
                                                                    ------------
                                                                          10,396
                                                                    ------------

7
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Hospital Supplies/Hospital Management 0.7%
Airgas *                                                    16,500  $        124
Allergan                                                     1,600           149
Baxter International *                                      16,500         1,428
Cephalon *                                                   6,324           293
Guidant *                                                      500            27
Hooper Holmes                                               13,600           136
Lincare Holdings *                                          10,000           441
Mentor                                                      17,700           321
Molecular Devices *                                          2,800           136
Renal Care Group *                                           7,400           161
Smith & Nephew                                             110,772           500
Steris *                                                     9,600           144
Terumo                                                      14,000           277
                                                                    ------------
                                                                           4,137
                                                                    ------------
Pharmaceuticals 4.0%
American Home Products                                     110,260         6,629
Amgen *                                                      6,000           382
Arena Pharmaceuticals *                                      1,100            22
AstraZeneca Group                                           14,007           715
AstraZeneca Group ADR                                       20,400         1,049
AtheroGenics *                                                 100             1
Aurora Biosciences *                                         2,800            89
Genetech *                                                   9,000           612
Glaxo Wellcome ADR                                          21,100         1,209
IDEC Pharmaceuticals *                                       1,500           261
Immunex *                                                    4,100           152
Incyte Genomics *                                            2,900            77
Johnson & Johnson                                           10,900         1,090
MedImmune *                                                  9,900           526
Merck                                                       11,100         1,029
Novartis                                                     1,372         2,225
Noven Pharmaceuticals *                                      2,100            55
Novo Nordisk                                                   200            39
NPS Pharmaceuticals *                                        3,700           144
Pfizer                                                     105,310         4,666
Pharmacia                                                   28,455         1,736
Schering-Plough                                             21,000         1,177

8
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Syngenta (CHF) *                                               343  $         15
Syngenta (London Exchange)(GBP) *                              348            15
Takeda Chemical Industries                                  15,000           928
Triangle Pharmaceuticals *                                  11,400            62
                                                                    ------------
                                                                          24,905
                                                                    ------------
Biotechnology 0.2%
Abgenix *                                                    1,600            78
Alkermes *                                                   5,200           155
COR Therapeutics *                                           4,200           149
Cubist Pharmaceuticals *                                     1,700            55
Deltagen *                                                   1,000            12
Eden Bioscience *                                            1,100            39
Edwards Lifesciences *                                       8,300           133
Genaissance Pharmaceuticals *                                1,800            35
Gilead Sciences *                                              700            57
Inhale Therapeutic Systems *                                10,800           420
Neose Technologies *                                           400            12
Neurocrine Biosciences *                                     2,300            67
Serologicals *                                               8,200            78
Viropharma *                                                 1,100            17
                                                                    ------------
                                                                           1,307
                                                                    ------------
Health Care Services 0.6%
AmeriPath *                                                 13,600           226
Boron LePore & Associates *                                  2,200            21
Bruker Daltonics *                                             200             4
CIGNA                                                        7,000           922
Orthodontic Centers of America *                             6,100           185
Packard BioScience *                                         3,500            34
UnitedHealth Group                                          12,100         1,420
Wellpoint Health Networks *                                  5,900           636
Wilson Greatbatch Technologies *                             7,200           172
                                                                    ------------
                                                                           3,620
                                                                    ------------
Miscellaneous Consumer Products 2.5%
Bridgestone                                                 11,000           137
Coach *                                                      1,600            35
Colgate-Palmolive                                           42,300         2,485
Cone Mills *                                                17,600            58
Culp                                                         6,000            16

9
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Dan River *                                                 14,500  $         31
Electrolux (Class B)                                         8,100           112
Energizer Holdings *                                        19,466           376
Harcourt General                                            33,600         1,856
Lion Nathan (NZD)                                          166,400           364
Mattel                                                     102,200         1,290
Mitsui                                                     110,000           682
Newell Rubbermaid                                           33,400           649
Nintendo                                                     3,500           524
Philip Morris                                              100,250         3,828
Philips Electronics ADR                                     20,349           668
Polymer Group                                               11,100            63
QuickSilver *                                                5,900           123
Reebok International *                                       5,200           111
Sola International *                                        20,400            74
Stride Rite                                                 16,700            99
Tomkins                                                    133,100           283
Unifi *                                                     14,200           122
UST                                                         62,100         1,475
Wacoal                                                      23,000           206
WestPoint Stevens                                            5,500            35
Yue Yuen Industrial                                        127,000           244
                                                                    ------------
                                                                          15,946
                                                                    ------------
Total Consumer Nondurables                                                69,295
                                                                    ------------

CONSUMER SERVICES 5.1%

General Merchandisers 0.7%
Bon-Ton Stores *                                            17,300            51
Casey's General Stores                                      32,100           374
Columbia Sportswear *                                        6,600           273
Marui                                                       12,000           155
Neiman Marcus Group *                                        9,800           295
Target                                                      19,000           571
Tesco                                                      264,946         1,070
Wal-Mart                                                    25,800         1,347
Wal-Mart de Mexico                                         155,600           337
                                                                    ------------
                                                                           4,473
                                                                    ------------

10
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Specialty Merchandisers 1.9%
Albertson's                                                 58,400  $      1,493
CVS                                                         20,470         1,164
Home Depot                                                  19,450           762
Kroger *                                                    40,000         1,060
Loew's                                                       2,000            80
Nordstrom                                                   66,800         1,073
O' Charley's *                                              20,400           353
PurchasePro.com *                                            6,200            86
Safeway *                                                   30,000         1,768
Toys "R" Us *                                              116,700         2,210
Tupperware                                                  80,400         1,467
Urban Outfitters *                                           7,000            55
Wild Oats Markets *                                          8,400            37
                                                                    ------------
                                                                          11,608
                                                                    ------------
Entertainment and Leisure 1.1%
Disney *                                                   113,700         3,290
Houghton Mifflin                                             6,200           227
Hutchison Whampoa (HKD)                                    126,500         1,512
Papa John's International *                                  7,800           207
Sharp                                                       14,000           167
Sonic                                                        4,200           164
Viacom (Class B) *                                          30,267         1,548
                                                                    ------------
                                                                           7,115
                                                                    ------------
Media and Communications 1.2%
American Tower (Class A) *                                   1,200            36
Asatsu                                                       6,000           152
Classic Communications (Class A) *                           6,200            22
Clear Channel Communications *                              18,173           918
Comcast (Class A Special) *                                  6,400           246
Crown Castle International *                                 8,400           200
Elsevier (EUR)                                              10,300           130
Emmis Broadcasting (Class A) *                               8,700           205
Infinity Broadcasting (Class A) *                           22,400           678
McGraw-Hill                                                  5,600           297
Mediaset (EUR)                                              24,400           318
News Corporation ADR                                         9,400           328
Pegasus Communications *                                     3,500            93

11
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Publishing & Broadcasting                                   53,600  $        360
R.R. Donnelley                                             139,500         3,121
Sinclair Broadcast Group (Class A) *                        18,600           164
Young Broadcasting (Class A) *                               5,300           144
                                                                           7,412
Restaurants 0.1%
Applebee's                                                   4,900           162
Buca *                                                      12,800           203
PJ America *                                                 7,200            51
Ruby Tuesday                                                14,400           219
Uno Restaurant *                                             8,200            68
                                                                             703
Printing and Publishing 0.1%
Reed International                                          67,400           603
                                                                             603
Total Consumer Services                                                   31,914

EDUCATION 0.0%
Education 0.0%
ITT Educational Service *                                      600            12
Societe BIC (EUR)                                            3,600           129
Total Education                                                              141

CONSUMER CYCLICALS 2.9%
Automobiles and Related 0.5%
A.O. Smith (Class B)                                        20,900           348
Cycle & Carriage                                            22,000            43
DaimlerChrysler (EUR)                                        5,900           226
Fiat (EUR)                                                   4,300           105
Honda Motor                                                  6,000           210
Honda Motor ADR                                              5,200           359
Keystone Automotive *                                        6,000            34
Littelfuse *                                                15,000           384
Peugeot                                                      2,708           559
Strattec Security *                                          3,600           119
Volkswagen (EUR)                                            10,400           515
Volvo (Class B)                                              3,400            50
                                                                           2,952

12
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Building and Real Estate 1.8%
Apartment Investment & Management, REIT                      2,600  $        120
Arden Realty, REIT                                          11,000           269
Capitaland *                                                46,000            74
Cemex, Participating Certificates
   (Represents 2 Series A and 1 Series B shares)            78,170           310
Cheung Kong Holdings                                        84,000           945
City Developments                                           15,000            68
EastGroup Properties, REIT                                  13,200           262
Federal Realty Investment Trust, REIT                       85,000         1,636
First Washington Realty Trust, REIT                          5,700           145
Glenborough Realty Trust, REIT                              10,500           160
JP Realty, REIT                                             10,300           158
Parkway Properties, REIT                                    12,700           355
Reckson Associates Realty (Class B), REIT                    3,434            81
Reckson Associates Realty, REIT                             82,600         1,936
RMC                                                         12,400           100
Simco (EUR)                                                  2,300           144
Simon Property Group, REIT                                  68,272         1,566
Singapore Land                                              36,000            72
Slough Estates                                              63,000           348
Starwood Hotels & Resorts Worldwide, REIT                   67,600         2,163
Westfield Trust                                            205,900           345
Woodhead Industries                                         11,800           259
                                                                          11,516
Miscellaneous Consumer Durables 0.6%
CompX                                                        9,400           115
Eastman Kodak                                               57,900         2,432
Harman                                                      21,000           767
Intranet Solutions *                                         4,700           174
OCE (EUR)                                                    1,700            26
                                                                           3,514
Total Consumer Cyclicals                                                  17,982

TECHNOLOGY 5.3%
Electronic Components 1.4%
Altera *                                                    21,400           513
American Superconductor *                                    2,800            66

13
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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Analog Devices *                                            12,300  $        610
Analogic                                                     7,300           255
Artesyn Technologies *                                      10,800           371
ASM Lithography (EUR) *                                      2,400            50
ATMI *                                                       8,100           125
Benchmark Electronics *                                      8,900           257
EMC *                                                        9,800           729
Epcos (EUR) *                                                  300            24
Exar *                                                       6,100           153
Flextronics International *                                 30,500           763
Intel                                                       29,100         1,108
Kyocera                                                      4,000           523
LSI Logic *                                                 14,700           265
Maxim Integrated Products *                                 11,000           561
Methode Electronics (Class A)                               12,500           257
MKS Instruments *                                              300             4
Motorola                                                     7,700           154
PMC-Sierra *                                                 2,200           203
QLogic *                                                     2,900           235
QuickLogic *                                                 9,000            63
Sez Holding                                                    157            92
SIPEX *                                                      6,500           165
Spirent                                                     59,700           435
Texas Instruments                                           17,700           660
Xilinx *                                                     8,900           347
                                                                           8,988
Electronic Systems 0.8%
Agilent Technologies *                                       1,300            68
Applied Biosystems Group                                     3,900           322
Applied Materials *                                         15,100           611
Applied Micro Circuits *                                     4,000           194
Armor Holdings *                                            23,100           365
Black Box *                                                  7,100           396
Hewlett-Packard                                             13,500           427
KLA-Tencor *                                                 6,400           176
Lifeline Systems *                                           6,500            84
Lo-Jack *                                                    8,900            67
Solectron *                                                 20,800           582

14
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--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

STMicroelectronics (EUR)                                    10,200  $        430
Waters *                                                    16,200         1,042
                                                                           4,764
Information Processing 0.3%
Dell Computer *                                             31,800           611
F. Y. I. *                                                  10,100           294
Hitachi                                                     27,000           257
Hitachi ADR                                                  7,700           731
                                                                           1,893
Office Automation 0.0%
Technitrol                                                   6,000           225
                                                                             225
Specialized Computer 0.1%
Activision *                                                 3,700            40
Sun Microsystems *                                           8,800           669
Symbol Technologies                                          1,300            52
Virata *                                                     1,200            17
                                                                             778
Telecommunications 2.6%
Airgate PCS *                                                1,700            39
Airnet Communications *                                      1,600            13
Alcatel (EUR)                                               14,300           709
Avaya *                                                      2,083            24
China Mobile (Hong Kong) ADR *                               6,900           183
Cisco Systems *                                             60,800         2,909
Corning                                                     39,300         2,299
Deutsche Telekom (EUR)                                      33,500         1,052
Ditech Communications *                                      2,400            38
Eircom (EUR)                                                26,400            60
France Telecom                                               1,600           134
France Telecom ADR                                           9,500           808
Harmonic Lightwaves *                                       10,200            77
JDS Uniphase *                                               3,900           196
LM Ericsson (Class B) ADR                                   86,400           985
Lucent Technologies                                         25,000           389
Marconi                                                     25,600           241
Nokia ADR                                                   72,600         3,104
Nortel Networks                                             22,500           849

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
Pacific Century CyberWorks ADR                               8,001  $         46
Peco II *                                                    4,200            59
QUALCOMM *                                                     500            40
SDL *                                                        3,800           691
Singapore Telecommunications                               159,000           265
Sonera Group (EUR)                                          12,700           243
Tellabs *                                                    1,700            90
Telstra                                                     78,600           257
Vyyo *                                                       1,800            16
West TeleServices *                                          5,400           144
                                                                    ------------
                                                                          15,960
                                                                    ------------
Aerospace and Defense 0.1%
DONCASTERS ADR *                                             3,300            55
Harsco                                                      10,400           222
United Technologies                                          4,000           283
Woodward Governor                                            3,700           140
                                                                             700
                                                                    ------------
Total Technology                                                          33,308
                                                                    ------------
CAPITAL EQUIPMENT 1.5%

Electrical Equipment 1.1%
ABB                                                          5,454           496
Bang & Olufsen (Class B) (DKK)                               4,300           185
Canon                                                       16,000           627
GE                                                          59,700         2,959
Getronics (EUR)                                              5,400            28
hi/fn *                                                      3,900           128
LSI Industries                                               8,900           189
Matsushita Electric Industrial                              37,000           927
Mitsubishi Electric                                         81,000           525
Tyco International                                          22,942         1,210
                                                                    ------------
                                                                           7,274
                                                                    ------------
Machinery 0.4%
Actuant                                                     20,000            72
Alstom (EUR)                                                 7,500           176
Brooks Automation *                                          4,800           109
Danaher                                                     14,600           952

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Deere                                                       17,000  $        692
GKN                                                         12,400           136
NN Ball & Roller                                             7,100            59
Saurer *                                                       274           120
                                                                    ------------
                                                                           2,316
                                                                    ------------
Total Capital Equipment                                                    9,590
                                                                    ------------
BUSINESS SERVICES AND
TRANSPORTATION 4.9%

Computer Service and Software 2.2%
724 Solutions *                                                700            14
Actuate *                                                    3,800            77
America Online *                                            38,500         1,563
Analysts International                                      11,800            59
Ariba *                                                      5,100           317
Automatic Data Processing                                   19,600         1,294
BISYS Group *                                                7,800           335
Cambridge Technology Partners *                              6,800            16
Concord Communications *                                     3,800            24
Digital Impact *                                             5,500            16
Electronic Arts *                                            2,100            75
First Data                                                  23,284         1,192
Fujitsu                                                     30,000           478
Genomica *                                                     300             2
Great Plains Software *                                      1,500            70
iGATE Capital *                                              9,200            37
Interact Commerce *                                          7,700            61
Intuit *                                                     7,100           323
Jack Henry & Associates                                      1,200            65
Juniper Networks *                                           2,400           299
Keynote Systems *                                            5,200            95
Loislaw.com *                                                2,400             2
Macromedia *                                                 3,400           218
Microsoft *                                                 45,100         2,588
net.Genesis *                                                5,800            18
NetIQ *                                                      4,100           329
Oracle *                                                    47,800         1,268

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Packeteer *                                                  3,900  $         49
Peregrine Systems *                                          1,400            23
Pixelworks *                                                 1,900            47
Progress Software *                                         27,300           352
PSINet *                                                     7,860             9
Quest Software *                                             1,300            35
Register.com *                                               2,200            13
SAP (EUR)                                                    3,468           365
Sema                                                         7,900            32
Siebel Systems *                                             8,300           580
Softbank                                                     3,500           183
Sonicwall *                                                  2,000            33
SPSS *                                                       5,200            83
SunGard Data Systems *                                         300            15
Telecommunication Systems *                                    400             3
USinternetworking *                                         14,800            42
Verisign *                                                     700            61
VERITAS Software *                                           4,850           473
Verity *                                                     3,400            50
WebTrends *                                                  6,200           157
Zebra Technologies (Class A) *                               2,900           121
                                                                          13,561
Distribution Services 0.2%
MSC Industrial Direct *                                      6,900           107
Primesource                                                  4,200            20
SCP Pool *                                                  16,700           451
SunSource *                                                  6,100            19
TNT Post Group (EUR)                                         3,800            91
United Stationers *                                         10,700           275
Watsco (Class A)                                            12,100           131
                                                                           1,094
Environmental 0.0%
CUNO *                                                       6,300           181
IT Group *                                                  10,100            40
Rentokil Initial                                            55,800           158
Waterlink *                                                 11,900             7
                                                                             386

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Transportation Services 0.5%
Bergesen (Class A)                                          13,100  $        226
C.H. Robinson Worldwide                                      4,100           232
Comfort Systems USA *                                       20,200            63
EGL *                                                        5,900           202
Expeditors International of Washington                       6,400           332
Heartland Express *                                          2,900            60
Hub Group (Class A) *                                        1,500            11
International Shipholding                                    3,700            26
Mitsubishi Heavy Industries                                294,000         1,283
Seacor Smit *                                               10,000           420
UTI Worldwide *                                              4,100            67
                                                                           2,922
Miscellaneous Business Services 1.6%
AnswerThink *                                                7,000            39
British Airport Authorities                                 22,347           191
Concord EFS *                                                2,800           122
Corio *                                                        900             3
Electro Rent *                                              10,700           121
Exodus Communications *                                      5,600           127
G&K Services                                                 7,500           202
H&R Block                                                   65,900         2,319
Hays                                                        32,300           166
Herman Miller                                                4,500           106
Insituform Technologies (Class A) *                         13,600           463
Iron Mountain *                                             13,150           436
Ivex Packaging *                                            17,900           157
Kforce.com *                                                 7,600            36
Maximus *                                                   14,300           405
McGrath RentCorp                                             6,700           119
MPW Industrial Services Group *                             11,100            20
New England Business Service                                15,800           250
Omnicom Group                                                9,900           778
Strayer Education                                            6,600           165
Tetra Tech *                                                14,256           499
Vedior (EUR)                                                 7,200            80
Waste Management                                           145,926         3,493
                                                                    ------------
                                                                          10,297
                                                                    ------------
19

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Airlines 0.1%
Midwest Express Holdings *                                   8,100  $        129
Singapore Airlines                                          48,000           462
                                                                    ------------
                                                                             591
                                                                    ------------
Railroads 0.3%
Norfolk Southern                                           133,200         1,915
Railtrack Group                                             19,000           256
                                                                           2,171
                                                                    ------------
Total Business Services and Transportation                                31,022
                                                                    ------------
ENERGY 5.6%
Energy Services 1.0%
Atwood Oceanics *                                            5,300           167
Baker Hughes                                               117,700         3,892
BJ Services *                                                5,500           293
Cooper Cameron *                                             2,200           119
Grant Prideco *                                              4,300            61
Hydril *                                                     2,400            42
Johnson Electric Holdings (HKD)                            593,800         1,115
Kansai Electric Power                                       22,000           370
Smith International *                                        1,700            99
Tokyo Electric Power                                        12,000           283
Weatherford International *                                  2,100            70
                                                                    ------------
                                                                           6,511
                                                                    ------------
Exploration & Production 0.8%
Barrett Resources *                                         11,900           460
Chieftain International *                                   10,900           243
Cross Timbers Oil                                           22,500           447
Forest Oil *                                                19,300           239
Key Energy Services *                                       22,000           160
National Oilwell *                                           6,100           194
Noble Affiliates                                            10,800           402
Santos                                                      49,000           159
Unocal                                                      83,600         2,853
                                                                    ------------
                                                                           5,157
                                                                    ------------
20

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
Integrated Petroleum - Domestic 0.7%
Amerada Hess                                                 5,000  $        306
Conoco (Class B)                                            33,989           852
USX-Marathon                                               123,500         3,257
                                                                           4,415
Integrated Petroleum - International 3.0%
BP Amoco ADR                                               127,496         6,048
Chevron                                                     13,800         1,130
ENI (EUR)                                                   27,700           167
ENI SPA ADR                                                  8,200           501
Exxon Mobil                                                 54,156         4,766
Petroleo Brasileiro (Petrobras) ADR                         31,600           757
Repsol                                                      14,200           233
Royal Dutch Petroleum                                       37,100         2,214
Shell Transport & Trading ADR                               10,700           509
Texaco                                                      16,400           952
TotalFinaElf (Class B) (EUR)                                 5,100           729
TotalFinaElf ADR                                             5,896           416
                                                                          18,422
Gas Transmission 0.1%
El Paso Energy                                               5,400           324
                                                                             324
                                                                    ------------
Total Energy                                                              34,829
                                                                    ------------
PROCESS INDUSTRIES 2.7%
Diversified Chemicals 0.7%
Arch Chemicals                                              15,300           275
Cabot Microelectronics *                                     3,800           140
Dow Chemical                                                56,700         1,733
DuPont                                                      11,273           477
Hercules                                                    86,800         1,649
                                                                           4,274
Specialty Chemicals 1.1%
3M                                                          23,500         2,347
Akzo Nobel (EUR)                                             2,600           123
BASF (EUR)                                                  15,480           584
Great Lakes Chemical                                        42,840         1,497

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Imperial Chemical ADR                                        4,200  $        114
MacDermid                                                    1,600            30
Norsk Hydro (NOK)                                            8,700           349
Pall                                                        75,500         1,505
Sumitomo Chemicals                                          65,000           285
                                                                           6,834
Paper and Paper Products 0.4%
Buckeye Technologies *                                      10,900           138
Jefferson Smurfit (GBP)                                        615             1
Kimberly-Clark                                              30,600         2,140
Kimberly-Clark de Mexico (Class A)                         159,900           399
Smurfit-Stone Container *                                    7,100            90
                                                                           2,768
Forest Products 0.4%
Georgia-Pacific                                             28,555           719
Rio Tinto (GBP)                                              8,200           123
Weyerhaeuser                                                33,400         1,461
                                                                           2,303
Building and Construction 0.1%
Dal-Tile International *                                     4,900            60
Eiffage (EUR)                                                3,000           151
Layne Christensen *                                          8,900            35
Simpson Manufacturing *                                      3,600           170
Trex *                                                       1,500            33
U.S. Aggregates                                              7,000            62
                                                                             511
                                                                    ------------
Total Process Industries                                                  16,690
                                                                    ------------
BASIC MATERIALS          1.1%
Metals 0.9%
Alcoa                                                       78,016         2,199
Gibraltar Steel                                              2,800            38
Material Sciences *                                         13,200           129
Matthews (Class A)                                          16,600           479
Pechiney (EUR)                                               3,000           117
Phelps Dodge                                                58,400         2,869
                                                                           5,831

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Mining 0.2%
Battle Mountain Gold *                                      50,200  $         79
Lihir Gold (AUD) *                                         183,620            56
Rio Tinto                                                   36,000           498
Union Miniere                                                6,200           218
                                                                             851
Miscellaneous Materials 0.0%
Malayan Cement                                              44,150            14
                                                                              14
                                                                    ------------
Total Basic Materials                                                      6,696
                                                                    ------------
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Syngenta ADR *                                               2,537            22
Other Miscellaneous Common Stocks                            5,200            74
                                                                              96
Conglomerates 0.0%
Orkla (Class A)                                              4,457            80
                                                                              80
                                                                    ------------
Total Miscellaneous                                                          176
                                                                    ------------
FOREIGN 2.5%
Europe 1.4%
Aventis (EUR)                                               11,600           909
Bank of Scotland (GBP)                                      74,100           716
BG Group (GBP)                                              67,822           277
BNL (EUR)                                                   29,000            89
Brembo (EUR) *                                              10,800            92
Cap Gemini (EUR)                                             1,600           221
Credit Suisse Group (CHF)                                    5,100           888
CSM (EUR)                                                    5,000           124
Deutz (EUR) *                                               35,600            88
DnB Holding (NOK)                                           25,500           117
EM.TV (EUR)                                                  2,100            35
Essilor International (EUR)                                    526           153
Fortis B (EUR)                                               8,000           236
Granada Compass (GBP) *                                     32,167           304

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Ifil (EUR)                                                   6,000  $         49
Lafarge (EUR)                                                1,700           127
Lattice Group (GBP) *                                       67,822           143
Merck KGaA (EUR)                                             7,100           276
Metro (EUR)                                                  2,300            99
Munich Re (EUR)                                              4,075         1,324
Nordic Baltic Holding (SEK) *                               75,320           538
Novozymes (B Shares) (DKK) *                                   200             4
OMV (EUR)                                                      300            20
Prosegur Seguridad (EUR)                                    11,600           120
Publicis Groupe (EUR)                                        6,510           194
Radiometer (DKK)                                             3,200            78
Rolls Royce (GBP)                                          122,517           361
Sandvik (SEK)                                                6,800           146
Seat Pagine Gialle (EUR) *                                   3,493             9
Securitas (Class B) (SEK)                                    6,000            97
SGL Carbon (EUR) *                                           1,300            63
Sodexho Alliance (EUR)                                       1,600           287
Svenska Cellulosa (SEK)                                      9,200           180
Swatch (CHF)                                                   549           130
Tullow Oil (EUR) *                                             342             0
                                                                    ------------
                                                                           8,494
                                                                    ------------
Far East 0.8%
Advantest (JPY)                                              2,000           235
Asahi Breweries (JPY)                                       31,000           329
Ashikaga Bank (JPY) *                                      134,000           247
Daiei (JPY) *                                               63,000           125
Fujikura (JPY)                                             108,000           928
Maeda Road Construction (JPY)                               73,000           312
Mitsubishi Chemical (JPY)                                  100,000           280
Mizuho Holdings (JPY)                                          136           879
Nissan Motor (JPY) *                                        98,000           598
Showa Shell Sekiyu (JPY)                                    20,000            99
Singapore Press Holdings (SGD)                              21,200           330
Takashimaya (JPY)                                           26,000           187
Teijin (JPY)                                                86,000           399
Toho (JPY)                                                   3,500           468
Yakult Honsha (JPY)                                         17,000           194
                                                                    ------------
                                                                           5,610
                                                                    ------------
24

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Other Foreign 0.3%
San Paolo IMI (EUR)                                          1,815  $         28
Siemens (EUR)                                                7,500           852
Unibanco GDR                                                15,400           343
ValiCert *                                                   6,200            41
Woolworths (AUD)                                           139,200           568
                                                                           1,832
                                                                    ------------
Total Foreign                                                             15,936
                                                                    ------------
Total Common Stocks (Cost $322,254)                                      359,069
                                                                    ------------
CORPORATE BONDS 16.9%
Abitibi Consolidated, Sr. Notes, 8.55%, 8/1/10        $  2,000,000         1,948
Acme Television, 10.875%, 9/30/04                          175,000           154
AFC Enterprises, Sr. Sub Notes, 10.25%, 5/15/07            500,000           460
Agrosy Gaming, Sr. Notes, 10.75%, 6/1/09                   250,000           258
AIG Sunamerica Global Financing
   Sr. Notes, (144a), 7.60%, 6/15/05+                    1,750,000         1,807
Alaska Communications, Sr. Sub Notes, 9.375%, 5/15/09      400,000           328
Alcoa, Sr. Notes, 7.375%, 8/1/10                           500,000           512
Allied Holdings, Sr. Notes, 8.625%, 10/1/07                500,000           385
American Airlines, 9.71%, 1/2/07                            34,043            36
American Builders & Contractors Supply
   Sr. Sub. Notes, 10.625%, 5/15/07                        500,000           405
American Express, 7.60%, 8/15/02                           300,000           302
American Pacific, Sr. Notes, 9.25%, 3/1/05                 350,000           343
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07             200,000           198
Amkor Technology, Sr. Notes, 9.25%, 5/1/06                 350,000           331
AMR, Deb., 9.00%, 9/15/16                                  100,000           101
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                    250,000           224
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08        500,000           480
AT&T, Sr. Notes, 6.00%, 3/15/09                            700,000           624
Atlantic Richfield, Deb. 9.125%, 3/1/11                  1,000,000         1,169
Avis Group Holdings, Sr. Sub. Notes, 11.00%, 5/1/09        500,000           535
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                  500,000           333
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                      500,000           455
California Special Purpose Trust, 6.42%, 9/25/08         1,525,000         1,519
Capital One Bank, Sr. Notes, 8.25%, 6/15/05              1,000,000           983

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Capital One Master Trust, 7.90%, 10/15/10               $  1,150,000  $    1,170
Case Equipment Loan Trust, 5.83%, 2/15/05                  1,699,943       1,684
Centerpoint Properties Trust, 7.90%, 1/15/03               1,000,000       1,007
Charter Communications, Sr. Notes, 8.25%, 4/1/07             500,000         434
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                  300,000         186
CIT Equipment Collateral Trust, 6.93%, 7/20/11             1,600,000       1,614
CIT RV Trust, 6.09%, 2/15/12                               2,065,000       2,051
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09                500,000         250
CMS Energy, Sr. Notes, 9.875%, 10/15/07                      450,000         463
Coinmach, Sr. Notes, 11.75%, 11/15/05                        250,000         251
COMM 2000
   7.416%, 4/15/10                                           925,000         932
   7.494%, 4/15/10                                           925,000         948
Comstock Resources, Sr. Notes, 11.25%, 5/1/07                375,000         382
Consolidated Container, Sr. Sub. Notes, 10.125%, 7/15/09     750,000         645
Container Corp. of America, Sr. Notes, 9.75%, 4/1/03         250,000         249
Cott, Sr. Notes
   8.50%, 5/1/07                                             125,000         116
   9.375%, 7/1/05                                            225,000         218
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08          100,000         100
Cox Communications, Deb., 7.25%, 11/15/15                    600,000         558
DaimlerChrysler Auto Trust, 6.66%, 1/8/05                  2,000,000       2,010
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                 500,000         350
Dealer Auto Receivables Trust, 7.12%, 3/15/05              1,675,000       1,700
Delta Mills, Sr. Notes, 9.625%, 9/1/07                       150,000         131
Deutsche Telekom, 8.00%, 6/15/10                           1,100,000       1,114
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07               400,000         288
Dobson Communications, Sr. Notes, 10.875%, 7/1/10            500,000         480
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07 *                   250,000          15
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                       225,000         178
Energy Corp. of America, Sr. Sub. Notes, 9.50%, 5/15/07      250,000         195
Exodus Communications, Sr. Notes, 10.75%, 12/15/09           450,000         355
Fairfax Financial, Sr. Notes, 8.25%, 10/1/15               3,550,000       2,978
Flextronics International
     Sr. Sub. Notes, (144a), 9.875%, 7/1/10+                 450,000         426
Focal Communications, Sr. Notes, 11.875%, 1/15/10            200,000         104
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09               2,000,000       1,768
Frontier Oil, Sr. Notes, 11.75%, 11/15/09                     50,000          50
Frontiervision, Sr. Sub. Notes, 11.875%, 10/15/06            300,000         258

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Frontiervision, Sr. Disc. Notes, 11.875%, 9/15/07            300,000   $     234
Geophysique, 10.625%, Sr. Notes, (144a), 11/15/07 +          300,000         300
Global Crossing Holdings, Sr. Notes, 9.50%, 11/15/09         600,000         507
Global Imaging, Sr. Sub. Notes, 10.75%, 2/15/07              200,000         150
Goldman Sachs Group, Sr. Notes, 7.80%, 1/28/10             1,200,000       1,213
Harrahs, Sr. Sub. Notes, 7.875%, 12/15/05                    500,000         485
Hawk, Sr. Notes, 10.25%, 12/1/03                             750,000         712
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 +             225,000         214
Hewlett Packard, 7.15%, 6/15/05                            1,100,000       1,117
HMH Properties, Sr. Sec. Notes, 7.875%, 8/1/08               250,000         229
Hollinger International Publishing
     Sr. Sub. Notes, 9.25%, 3/15/07                        1,000,000         985
Holmes Products, Sr. Sub. Notes, 9.875%, 11/15/07             25,000          14
Insight Midwest, Sr. Notes, (144a), 10.50%, 11/1/10 +      1,000,000         995
Intermedia Communications of Florida
   Sr. Disc. Notes, STEP, 0%, 7/15/07                        600,000         480
International Cabletel, Sr. Notes, STEP, 0%, 2/1/06          250,000         215
International Game Technology, 8.375%, 5/15/09             1,000,000         975
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05           500,000         490
Intertek Finance, Sr. Notes, 10.25%, 11/1/06                 350,000         175
Isle of Capri Casinos, 8.75%, 4/15/09                        250,000         213
Jack in the Box, Sr. Notes, 9.75%, 11/1/03                   175,000         175
Jitney-Jungle Stores, Sr. Notes, 12.00%, 3/1/06 *            350,000           5
JP Morgan Commercial Mortgage Finance, 7.6795%, 8/15/32    1,000,000       1,026
Keebler Foods, Sr. Sub. Notes, 10.75%, 7/1/06              1,000,000       1,060
KPN, Sr. Notes, (144a), 8.00%, 10/1/10 +                   1,800,000       1,742
L3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07            25,000          26
LB Commercial Conduit Mortgage Trust, 6.78%, 4/15/09       1,900,000       1,857
Lear, Sr. Notes, 7.96%, 5/15/05                              250,000         235
Lehman Brothers Holdings, 7.875%, 8/15/10                  1,000,000         992
Lennar, Sr. Notes, 9.95%, 5/1/10                             400,000         396
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09       1,000,000       1,040
Lockheed Martin, 8.20%, 12/1/09                            1,500,000       1,604
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                        350,000         326
MBNA, Sr. Notes, 7.75%, 9/15/05                            1,000,000         984
McLeod USA, Sr. Disc. Notes, Zero Coupon, 3/1/07             175,000         134
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08        925,000         712

27
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

------------------------------------------------------------------------------------------


                                                                Shares/Par           Value
------------------------------------------------------------------------------------------
                                                                              In thousands

Metronet Communications, Sr. Disc. Notes
        STEP, 0%, 6/15/08                                     $  1,000,000  $          800
Mohegan Tribal Gaming Authority, Sr. Notes, 8.125%, 1/1/06         500,000             487
Morgan Stanley Dean Witter, 7.75%, 6/15/05                         900,000             923
Nextel Communications, Sr. Disc. Notes
        STEP, 0%, 10/31/07                                       1,400,000             966
Nextlink Communications, Sr. Disc. Notes
        STEP, 0%, 6/1/09                                           800,000             268
Niagara Mohawk, 1st Mtg., 7.75%, 5/15/06                         2,000,000           2,053
Nissan Auto Receivables Owner Trust, 6.72%, 8/16/04                950,000             953
Nortek, Sr. Sub. Notes, 9.875%, 3/1/04                             400,000             367
Northern Trust, 6.65%, 11/9/04                                   2,000,000           1,991
Northland Cable Television, Sr. Sub. Notes, 10.25%, 11/15/07       250,000             183
NTL Communications, Sr. Notes, (144a), 11.875%, 10/1/10 +          250,000             204
Nuevo Energy, Sr. Sub. Notes, 9.50%, 6/1/08                        500,000             500
Ocean Energy, Sr. Sub. Notes, 8.375%, 7/1/08                       450,000             448
Omnicare, 5.00%, 12/1/07                                           300,000             224
Orange, Sr. Notes, 9.00%, 6/1/09                                 1,000,000           1,030
Orion Power Holdings, Sr. Notes, (144a), 12.00%, 5/1/10 +          450,000             481
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                     150,000             155
P&L Coal Holdings, Sr. Notes, 8.875%, 5/15/08                    1,000,000             987
Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09       1,000,000           1,027
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05                450,000             414
Premier Parks
   Sr. Disc. Notes, STEP, 0%, 4/1/08                               500,000             337
   Sr. Notes
     8.875%, 4/1/06                                                350,000             324
     9.75%, 6/15/07                                                250,000             234
Price Communications Wireless, Sr. Notes, 9.125%, 12/15/06         650,000             669
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07                350,000             348
Principal Mutual
     7.875%, 3/1/24 +                                              250,000             223
     (144a), 8.00%, 3/1/44                                       3,550,000           3,128
Quest Diagnostics, Sr. Sub. Notes, 10.75%, 12/15/06                475,000             503
Qwest Capital Funding, (144a), 7.90%, 8/15/10 +                  2,000,000           2,033
Qwest Communications
     Sr. Disc. Notes, STEP, 0%, 10/15/07                           500,000             450
     Sr. Notes, 7.50%, 11/1/08                                     125,000             124

28
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

R & B Falcon, Sr. Notes, 6.95%, 4/15/08                      800,000   $     740
Raytheon, Sr. Notes, 5.70%, 11/1/03                        1,500,000       1,457
Repap New Brunswick, Sr. Sec. Notes, 11.50%, 6/1/04          150,000         170
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
   10.00%, 3/15/05                                           250,000         264
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06 *           200,000           2
Salomon Brothers Mortgage Securities VII
   7.455%, 4/18/10                                           900,000         928
Securitized Asset Sales, 7.41%, 9/25/24                    1,250,000       1,236
Sinclair Broadcast Group, Sr. Sub. Notes, 8.75%, 12/15/07    475,000         408
Sprint, Sr. Notes, 6.125%, 11/15/08                          850,000         757
State Street, Sr. Sub. Notes, 7.65%, 6/15/10                 890,000         911
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06            400,000         408
Telecorp PCS, STEP, 0%, 4/15/09                              225,000         143
Telefonica Europe, 7.75%, 9/15/10                            930,000         927
Textron, Sr. Notes, 6.375%, 7/15/04                        1,800,000       1,773
Time Warner Telecom, Sr. Notes, 9.75%, 7/15/08               100,000          84
Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07        1,400,000       1,412
Triton PCS, STEP, 0%, 5/1/08                                 450,000         333
United Air Lines, 9.20%, 3/22/08, ETC                        197,491         212
United International Holdings, Sr. Disc. Notes
   STEP, 0%, 2/15/08                                         850,000         348
Universal Compression, Sr. Disc. Notes
   STEP, 0%, 2/15/08                                       1,675,000       1,340
Venture Holdings Trust, Sr. Sub. Notes, 9.50%, 7/1/05        400,000         192
VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09         1,000,000       1,070
Waste Management, 7.70%, 10/1/02                           1,000,000         989
Wells Fargo, Sr. Notes, 7.25%, 8/24/05                     1,650,000       1,682
Westamerica Bank, Sr. Sub. Notes, 6.99%, 9/30/03             250,000         243
Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07             225,000         232
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05           450,000         432
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/05                375,000         266
Worldcom, 8.25%, 5/15/10                                   1,800,000       1,871
Yankeenets Capital, Sr. Notes, (144a), 12.75%, 3/1/07 +     275,000          271
Ziff Davis Media, Sr. Sub. Notes, (144a), 12.00%, 7/15/10 +  300,000         249
Total Corporate Bonds (Cost $111,545)                                    105,749

29
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.5%

Federal Home Loan Mortgage
     6.00%, 2/15/11 - 11/1/25                      $       6,963,212       6,767
     6.50%, 10/1/08 - 3/15/11                              3,409,744       3,365
     7.00%, 10/1/08 - 11/1/30                              2,919,461       2,893
     7.50%, 12/1/29                                           48,756          49
     8.00%, 1/1/25                                            51,163          52
     9.00%, 11/1/04                                            8,603           9
Federal National Mortgage Assn.
     6.50%, 8/1/23                                            56,891          56
     7.00%, 4/18/22 - 1/1/26                               2,797,569       2,789
     7.50%, 11/1/07 - 9/1/30                               4,446,679       4,478
     8.00%, 5/1/07 - 6/1/10                                   47,640          48
     8.50%, 8/1/06 - 11/1/21                                  26,380          27
     9.00%, 5/1/01                                             1,958           2
REMIC
     6.50%, 3/20/23                                        1,514,899       1,496
     7.25%, 5/25/20                                        2,293,371       2,312
     8.00%, 2/25/07                                           47,098          48
Government National Mortgage Assn.
   I
     6.00%, 5/15/17 - 12/15/28                               765,092         732
     6.50%, 1/15/26 - 2/15/29                              6,269,062       6,135
     7.00%, 4/15/24 - 1/15/29                             20,775,521      20,702
     7.50%, 2/15/16 - 12/15/29                             4,408,521       4,464
     8.00%, 3/15/22 - 11/15/24                               447,559         460
   II
     7.00%, 9/20/27 - 4/20/30                              2,659,560       2,641
     8.00%, 10/20/25                                          44,269          45

Total U.S. Government Mortgage-Backed Securities                     -----------
(Cost $ 55,488)                                                           59,570
                                                                     -----------
30
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 11.6%

Federal Farm Credit
   5.25%, 5/1/02                                       $   8,350,000  $    8,242
Federal Home Loan Bank
   4.96%, 10/7/05                                          4,100,000       3,874
   6.29%, 6/9/05                                             600,000         600
Federal Home Loan Mortgage
   5.95%, 1/19/06                                          4,400,000       4,329
Federal National Mortgage Assn.
   6.50%, 8/15/04                                          2,000,000       2,019
Government Trust Certificates
   9.25%, 11/15/01                                            15,457          16
Resolution Funding
   8.125%, 10/15/19                                          210,000         257
Tennessee Valley Authority
   5.88%, 4/1/36                                           2,000,000       1,976
   6.235%, 7/15/45                                         2,000,000       2,003
U.S. Treasury Bonds
   5.50%, 8/15/28                                          1,600,000       1,554
   6.125%, 11/15/27                                        6,650,000       7,008
   6.75%, 8/15/26                                         12,500,000      14,167
   7.50%, 11/15/16                                         3,000,000       3,548
U.S. Treasury Inflation-Indexed Notes
   3.375%, 1/15/07                                         1,096,130       1,069
   3.625%, 7/15/02                                         3,741,167       3,740
U.S. Treasury Notes
   4.75%, 11/15/08                                        14,695,000      14,003
   4.875%, 3/31/01                                         3,320,000       3,305
   6.50%, 8/15/05                                          1,000,000       1,041
                                                                      ----------
Total U.S. Government Obligations/Agencies                                72,751
(Cost $76,092)                                                        ----------




SHORT-TERM INVESTMENTS 4.3%

Money Market Funds 4.3%
Reserve Investment Fund, 6.70% #                          27,188,744      27,189
                                                                      ----------
Total Short-Term Investments                                              27,189
(Cost $27,189)                                                        ----------

31
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities
99.6% of Net Assets (Cost $592,568)                               $      624,328

Other Assets Less Liabilities                                              2,574
                                                                  --------------
NET ASSETS                                                        $      626,902
                                                                  ==============

       #  Seven-day yield
       +  Private Placement
       *  Non-income producing
     ADR  American Depository Receipt
     ETC  Equipment Trust Certificate
     GDR  Global Depository Receipt
     RET  Real Estate Investment Trust
   REMIC  Real Estate Mortgage Investment Conduit
    STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
    144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period- end amounts to 1.9% of net assets.
     AUD  Australian dollar
     CHF  Swiss franc
     DKK  Danish krone
     EUR  Euro
     GBP  British sterling
     HKD  Hong Kong dollar
     JPY  Japanese yen
     MXN  Mexican peso
     MYR  Malaysian ringgit
     NOK  Norwegian krone
     NZD  New Zealand dollar
     SEK  Swedish krona
     SGD  Singapore dollar

The accompanying notes are an integral part of these financial statements.

32
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

-------------------------------------
STATEMENT OF  ASSETS AND  LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $592,568)                $     624,328
Securities lending collateral                                             64,109
Other assets                                                               7,847
Total assets                                                             696,284

Liabilities
Obligation to return securities lending collateral                        64,109
Other liabilities                                                          5,273
Total liabilities                                                         69,382

NET ASSETS                                                         $     626,902
                                                                   -------------
Net Assets Consist of:
Accumulated net investment income - net of distributions           $       3,511
Accumulated net realized gain/loss - net of distributions                 28,991
Net unrealized gain (loss)                                                31,820
Paid-in-capital applicable to 38,835,553 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       562,580

NET ASSETS                                                         $     626,902
                                                                   -------------
NET ASSET VALUE PER SHARE                                          $       16.14
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

33
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

------------------------
STATEMENT OF  OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/00
Investment Income (Loss)
Income
   Interest                                                    $          9,346
   Dividend                                                               3,030
   Other                                                                     94
                                                               ----------------
   Total income                                                          12,470
                                                               ----------------
Expenses
   Investment management                                                  1,779
   Shareholder servicing                                                  1,103
   Custody and accounting                                                   111
   Prospectus and shareholder reports                                        29
   Registration                                                              14
   Legal and audit                                                            7
   Directors                                                                  3
   Miscellaneous                                                              2
   Total expenses                                                         3,048
   Expenses paid indirectly                                                  (2)
   Net expenses                                                           3,046
Net investment income (loss)                                              9,424
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
   Securities                                                             8,957
   Foreign currency transactions                                            (52)
   Net realized gain (loss)                                               8,905
Change in net unrealized gain or loss
   Securities                                                           (11,766)
   Other assets and liabilities
   denominated in foreign currencies                                         70
   Change in net unrealized gain or loss                                (11,696)
Net realized and unrealized gain (loss)                                  (2,791)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                         $          6,633
                                                               ================

The accompanying notes are an integral part of these financial statements.

34
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

--------------------------------------
STATEMENT OF  CHANGES IN  NET  ASSETS
--------------------------------------------------------------------------------
In thousands

                                                            6 Months        Year
                                                               Ended       Ended
                                                            11/30/00     5/31/00
   Increase (Decrease) in Net Assets
   Operations
     Net investment income (loss)                       $      9,424 $   17,895
     Net realized gain (loss)                                  8,905     28,032
     Change in net unrealized gain or loss                   (11,696)   (15,755)
     Increase (decrease) in net assets from operations         6,633     30,172

   Distributions to shareholders
     Net investment income                                    (9,361)   (17,255)
     Net realized gain                                             -    (14,884)
     Decrease in net assets from distributions                (9,361)   (32,139)

   Capital share transactions *
     Shares sold                                              81,402    254,049
     Distributions reinvested                                  9,306     31,960
     Shares redeemed                                         (72,934)  (201,877)
     Increase (decrease) in net assets from capital
     share transactions                                       17,774     84,132

   Net Assets
   Increase (decrease) during period                          15,046     82,165
   Beginning of period                                       611,856    529,691
   End of period                                        $    626,902 $  611,856
                                                        =======================

   *Share information
     Shares sold                                               4,917     15,627
     Distributions reinvested                                    566      2,007
     Shares redeemed                                          (4,405)   (12,571)
     Increase (decrease) in shares outstanding                 1,078      5,063

The accompanying notes are an integral part of these financial statements.

35
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income, by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and

36
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2000, the value of loaned securities was $61,684,000; aggregate collateral consisted of $64,109,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $150,315,000 and $112,795,000, respectively, for the six months ended November 30, 2000. Purchases and sales of U.S. government securities aggregated $15,196,000 and $38,641,000, respectively, for the six months ended November 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $592,568,000. Net unrealized gain aggregated $31,760,000 at period-end, of which $75,057,000 related to appreciated investments and $43,297,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates). The investment management agreement between the fund and the

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

manager provides for an annual investment management fee, of which $297,000 was payable at November 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,033,000 for the six months ended November 30, 2000, of which $172,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2000, totaled $ 732,000 and are reflected as interest income in the accompanying Statement of Operations.

For fund and account information
or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

C11-059 11/30/00